UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Jacobs
Title:    Chief Compliance Officer
Phone:    678-500-8620

Signature, Place, and Date of Signing:

      /s/ Paul Jacobs               Atlanta, GA                4-20-2009
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           50

Form 13F Information Table Value Total:  $    84,785
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 3-31-09
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    452,037.60	  17,938	Shared-Other            1      None
A T & T Corp			Common	00206R102        604.80	      24	Full Discretion/Sole    N/A    Sole
Abbott Laboratories		Common	002824100    263,304.00	   5,520	Shared-Other            1      None
Apple Inc			Common	037833100    309,052.80	   2,940	Shared-Other            1      None
Apple Inc			Common	037833100     12,404.16	     118	Full Discretion/Sole    N/A    Sole
Berkshire Hathaway Inc Del Cl	Common	084670207  2,303,940.00	     817	Full Discretion/Sole    N/A    Sole
BP Plc ADR			Common	055622104    605,830.80	  15,108	Shared-Other            1      None
Burlington Northern Santa Fe	Common	12189T104    690,341.55	  11,477	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209    705,358.65	  15,465	Shared-Other            1      None
ChevronTexaco			Common	166764100    408,483.00	   6,075	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102    168,538.50	  10,050	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102         33.54	       2	Full Discretion/Sole    N/A    Sole
Coca Cola Company		Common	191216100    277,324.50	   6,310	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103 13,611,227.46	 230,777	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    345,253.36	  18,856	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607  1,187,216.52	  44,987.36	Full Discretion/Sole    N/A    Sole
E-Trade Financial Corp		Common	269246104     24,700.80	  19,920	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102  1,105,944.00	  16,240	Shared-Other            1      None
Family Dollar Stores		Common	307000109    659,658.16	  19,768	Shared-Other            1      None
Ford Motor Company		Common	345370860     29,982.00	  11,400	Shared-Other            1      None
Genworth Financial Inc		Common	37247D106     54,739.00   28,810	Shared-Other            1      None
Genzyme Corp Genl		Common	372917104    294,099.28	   4,952	Shared-Other            1      None
Google				Common	38259P508    233,200.20	     670	Shared-Other            1      None
Google				Common	38259P508      5,220.90	      15	Full Discretion/Sole    N/A    Sole
Hewlett-Packard Company		Common	428236103    226,664.20	   7,070	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103     33,598.88	   1,048	Full Discretion/Sole    N/A    Sole
Intel Corp			Common	458140100    236,872.80	  15,760	Shared-Other            1      None
Intl Business Machines		Common	459200101    461,196.40	   4,760	Shared-Other            1      None
iShares MSCI Canada Index	Common	464286509    252,131.62	  15,317.84	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  1,482,490.64	 187,657.04	Full Discretion/Sole    N/A    Sole
iShares MSCI Pacific Ex-Japan	Common	464286665    401,211.58	  16,289.55	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630    790,336.69	  20,028.81	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  3,537,058.97	 138,274.39	Full Discretion/Sole    N/A    Sole
iShares S&P North American Nat	Common	464287374  3,182,275.98	 134,728.03	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  5,219,013.42	 143,418.89	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  4,373,018.21	 112,388.03	Full Discretion/Sole    N/A    Sole
iShares Trust Russell 2000 Ind	Common	464287655  1,293,952.38	  30,771.76	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200 12,928,558.24  162,378.28	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    459,724.00	   8,740	Shared-Other            1      None
Johnson & Johnson		Common	478160104    806,515.80	  15,333	Full Discretion/Sole    N/A    Sole
Leggett & Platt Inc		Common	524660107    137,369.25	  10,575	Shared-Other            1      None
Microsoft Corp			Common	594918104    384,851.50	  20,950	Shared-Other            1      None
Microsoft Corp			Common	594918104    184,581.76	  10,048	Full Discretion/Sole    N/A    Sole
Oracle Corp			Common	68389X105    192,987.60	  10,680	Shared-Other            1      None
Pepsico Incorporated		Common	713448108    292,921.20	   5,690	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    231,948.60	  17,030	Shared-Other            1      None
Pfizer Incorporated		Common	717081103      5,448.00	     400	Full Discretion/Sole    N/A    Sole
Philip Morris International In	Common	718172109    259,734.00	   7,300	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    428,717.73	  14,637	Shared-Other            1      None
ProLogis Trust			Common	743410102     72,865.00	  11,210	Shared-Other            1      None
Smithfield Foods Inc		Common	832248108    200,097.92	  21,152	Shared-Other            1      None
SPDR Trust Unit Sr 1		Common	78462F103 21,673,713.23  272,556.76	Full Discretion/Sole    N/A    Sole
Sprint Nextel Corporation	Common	852061100     81,288.90   22,770	Shared-Other            1      None
Sprint Nextel Corporation	Common	852061100      3,948.42    1,106	Full Discretion/Sole    N/A    Sole
Steel Dynamics Inc		Common	858119100     97,685.28	  11,088	Shared-Other            1      None
Verizon Communications		Common	92343V104    298,376.00	   9,880	Shared-Other            1      None
Verizon Communications		Common	92343V104     33,475.70	   1,108.47	Full Discretion/Sole    N/A    Sole
Wal-Mart Stores			Common	931142103    295,407.00	   5,670	Shared-Other            1      None
Wal-Mart Stores			Common	931142103     21,152.60	     406	Full Discretion/Sole    N/A    Sole
Wellpoint Hlth Ntwks New	Common	94973V107    201,241.00	   5,300	Shared-Other            1      None
Yum Brands Inc			Common	988498101    254,464.80	   9,260	Shared-Other            1      None